STOCK-BASED COMPENSATION (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended						142 Months Ended	148 Months Ended		1 Months Ended				1 Months Ended								6 Months Ended	1 Months Ended			6 Months Ended		1 Months Ended									6 Months Ended	12 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2012	Jun. 30, 2013	Sep. 30, 2012	Mar. 31, 2007 Stock option plans [Member]	Jun. 30, 2013 Stock option plans [Member]	Dec. 31, 2012 Stock option plans [Member]	Mar. 27, 2007 Stock option plans [Member]	Apr. 23, 2012 Grant of 800,000 shares of common stock [Member]	Apr. 30, 2012 Grant of 800,000 shares of common stock [Member]	Apr. 23, 2012 Grant of additional 800,000 shares of common stock [Member]	Apr. 30, 2012 Grant of additional 800,000 shares of common stock [Member]	Apr. 23, 2012 Grant of 200,000 shares of common stock [Member]	Apr. 30, 2012 Grant of 200,000 shares of common stock [Member]	Apr. 23, 2012 Grant of additional 200,000 options exercisable [Member]	Apr. 30, 2012 Grant of additional 200,000 options exercisable [Member]	Jun. 30, 2013 Grant of additional 200,000 options exercisable [Member]	Apr. 23, 2012 Grant of 37,500 options exercisable [Member]	Apr. 30, 2012 Grant of 37,500 options exercisable [Member]	Apr. 30, 2012 Grant of 400,000 options [Member]	Jun. 30, 2013 Grant of 400,000 options [Member]	Apr. 23, 2012 Grant of 400,000 options [Member]	Nov. 30, 2012 Extended expiration date of 200,000 stock options [Member]	Dec. 31, 2011 Extended expiration date of 3,200,000 stock options [Member]	Oct. 31, 2011 37,500 shares of common stock granted [Member]	Aug. 31, 2011 975,000 shares of common stock granted [Member]	Aug. 31, 2011 300,000 shares of common stock granted first [Member]	Aug. 31, 2011 300,000 shares of common stock granted second [Member]	Aug. 31, 2011 500,000 shares of common stock granted [Member]	Apr. 30, 2011 200,000 shares of common stock granted [Member]	Mar. 31, 2011 100,000 shares of common stock granted [Member]	Jun. 30, 2013 100,000 shares of common stock granted [Member]	Dec. 31, 2012 Company received $5,000 from the exercise of stock options [Member]	Apr. 16, 2013 Grant of 225,000 shares of common stock [Member]	Jun. 30, 2013 Grant of 225,000 shares of common stock [Member]	Feb. 15, 2013 Grant of 325,000 shares of common stock [Member]	Feb. 15, 2013 Grant of 325,000 shares of common stock2 [Member]	Feb. 15, 2013 Grant of 950,000 common stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures			1,825,000		2,537,500	2,412,500								6,000,000				800,000	800,000	800,000	800,000	200,000	200,000	200,000	200,000		37,500	37,500	400,000	400,000				37,500	975,000	300,000	300,000	500,000	200,000	100,000	100,000		225,000		325,000	325,000	950,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																	6,000,000
Equity Issuance, Per Share Amount																																		$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.36	$ 0.23
Extended expiration date stock options																																200,000	3,200,000
Increase equal to total number of outstanding shares														15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	15,812,197		15,812,197		13,987,197	11,587,197	9,412,197				13,987,197	15,812,197			11,012,197	10,441,916
Share-based Compensation Arrangement by Share-based Payment Award, Options, Issued, Number															11,966,916
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	12,037,197		12,037,197		11,387,197						11,387,197	12,037,197				9,487,197															100,000
Stock option granted, weighted average exercise price															$ 0.52			$ 0.9		$ 0.9		$ 0.9		$ 0.9			$ 0.9			$ 0.90													$ 0.41		$ 0.57	$ 0.57	$ 0.57
Options immediately vested rate																									25.00%	25.00%	25.00%	25.00%	25.00%	25.00%								25.00%
Options immediately vested																																			343,750				50,000					75,000
Remaining options vesting rate																									25.00%	25.00%	25.00%	25.00%	25.00%	25.00%								25.00%									25.00%
Share based compensation options subject to vesting																																			631,250				50,000
Share-based Compensation	$ 223,698	$ 287,465	$ 377,895	$ 311,879	$ 887,219	$ 1,180,667	$ 1,232,927	$ 108,323	$ 1,474,693	$ 101,317		$ 5,338,104																				$ 2,926
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	528,150		528,150									528,150	512,592
Investment Options, Exercise Price																													$ 0.9			$ 0.55	$ 0.05							$ 0.26
Income Tax Expense (Benefit)	(20,990)	(546,448)	(614,148)	(984,431)	(2,206,462)	(2,590,393)					(9,655,460)	(10,269,608)
Proceeds from Stock Options Exercised																																										5,000
Other Tax Expense (Benefit)					310,527	413,233																																				29,750
Total Intrinsic Value Of The Options Exercised																																										85,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value			$ 393,453		$ 222,370
Share-based Compensation Arrangement by Share-based Payment Award, Options, Number of Shares Vested					433,680	1,411,769
Share Based Compensation Arrangement Weighted Average Period Cost Recognized	0 years 10 months 6 days		0 years 10 months 6 days		0 years 9 months 4 days						0 years 9 months 4 days	0 years 10 months 6 days